DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Depreciation, amortization and impairment by function (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation, amortization and impairment by function
Depreciation, amortization and impairment	$ 220.9	$ 392.4	$ 195.7
Cost of goods sold
Depreciation, amortization and impairment by function
Depreciation, amortization and impairment	38.0	34.0	36.9
Selling and marketing
Depreciation, amortization and impairment by function
Depreciation, amortization and impairment	140.3	112.2	113.8
Administrative and other expenses
Depreciation, amortization and impairment by function
Depreciation, amortization and impairment	$ 42.6	48.2	$ 45.0
Impairment losses on non-financial assets
Depreciation, amortization and impairment by function
Depreciation, amortization and impairment		$ 198.1